Dividends - Dividends to the parent company (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2024		Dec. 31, 2023 [2]	Jun. 30, 2023
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in GBP per share)	£ 0.124			£ 0.941
Dividends paid on ordinary shares	£ 99			£ 750
Dividends recognised as distributions to owners	£ 187	[1]	£ 149	£ 819	[1]
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in GBP per share)	£ 0.124			£ 0
Dividends paid on ordinary shares	£ 99			£ 0
– first special dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in GBP per share)	£ 0			£ 0.941
Dividends paid on ordinary shares	£ 0			£ 750
Total coupons on capital securities classified as equity
Dividends Payable [Line Items]
Total coupons on capital securities classified as equity	83			66
Dividends to parent
Dividends Payable [Line Items]
Dividends recognised as distributions to owners	£ 182	[1]	£ 145	£ 816	[1]

[1]	The dividends to the parent company includes dividend on ordinary share capital £99m (1H23: £750m and 2H23: nil), coupon payment on additional tier 1 instrument £83m (1H23: £66m and 2H23: £145m).
[2]	The Group reorganisation reserve ('GRR') is an accounting reserve resulting from the ring-fencing implementation.